UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22704

CAMBRIA ETF TRUST
 (Exact name of registrant as specified in charter)

2321 Rosecrans Avenue
Suite 3225
El Segundo, CA 90245
(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road
Suite 400
Wilmington, DE 19808
 (Name and address of agent for service)

With a Copy to:
John McGuire
Morgan Lewis & Bockius LLP
2020 K Street, NW
Washington, DC 20006-1806

Registrant’s telephone number, including area code: 1-310-683-5500

Date of fiscal year end: April 30, 2017

Date of reporting period: October 31, 2016

Item 1.  Reports to Stockholders.

Cambria Shareholder Yield ETF (SYLD)
Cambria Foreign Shareholder Yield ETF (FYLD)
Cambria Global Value ETF (GVAL)
Cambria Global Momentum ETF (GMOM)
Cambria Global Asset Allocation ETF (GAA)
Cambria Value and Momentum ETF (VAMO)
Cambria Sovereign High Yield Bond ETF (SOVB)
Cambria Emerging Shareholder Yield ETF (EYLD)

Semi-Annual Report

October 31, 2016
(Unaudited)

Cambria Investment Management

Table of Contents

Schedules of Investments
Cambria Shareholder Yield ETF	2
Cambria Foreign Shareholder Yield ETF	4
Cambria Global Value ETF	6
Cambria Global Momentum ETF	9
Cambria Global Asset Allocation ETF	10
Cambria Value and Momentum ETF	11
Cambria Sovereign High Yield Bond ETF	13
Cambria Emerging Shareholder Yield ETF	15
Statements of Assets and Liabilities	17
Statements of Operations	19
Statements of Changes in Net Assets	21
Financial Highlights	25
Notes to Financial Statements	27
Disclosure of Fund Expenses	40
Supplemental Information	42

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Cambria Investment Management L.P., the Funds’ investment advisor, uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (855)-383-4636; and (ii) on the Commission’s website at www.sec.gov.

Cambria Investment Management

Schedule of Investments • Cambria Shareholder Yield ETF

October 31, 2016 (Unaudited)

Description	Shares	Value
COMMON STOCK — 97.3%
Consumer Discretionary — 19.3%
American Eagle Outfitters	106,876	$1,821,167
Best Buy	26,241	1,021,037
Big Lots	29,109	1,263,331
CBS, Cl B	20,960	1,186,755
Children's Place	17,481	1,327,682
Cooper Tire & Rubber	34,566	1,270,300
Dillard's, Cl A	2,527	154,905
Finish Line, Cl A	42,248	831,863
Groupon, Cl A*	188,258	751,150
Guess?	58,288	786,888
Home Depot	14,532	1,773,050
Kohl's	22,044	964,425
Lowe's	24,800	1,652,920
Macy's	6,886	251,270
Murphy USA*	13,902	956,180
O'Reilly Automotive*	8,146	2,154,128
Six Flags Entertainment	29,529	1,643,289
Target	12,411	853,008
Time Warner	4,595	408,909
Visteon	6,811	480,925
Whirlpool	8,098	1,213,242
		22,766,424
Consumer Staples — 8.2%
Archer-Daniels-Midland	7,743	337,363
CVS Health	17,120	1,439,792
Dr Pepper Snapple Group	20,240	1,776,870
Nu Skin Enterprises, Cl A	30,137	1,857,946
Pilgrim's Pride	40,405	882,445
Sanderson Farms	15,890	1,429,782
Wal-Mart Stores	18,350	1,284,867
Whole Foods Market	25,922	733,333
		9,742,398
Energy — 3.9%
CVR Energy	31,050	411,723
HollyFrontier	22,220	554,389
Murphy Oil	38,634	999,461
Nabors Industries	137,516	1,636,441
Valero Energy	17,611	1,043,276
		4,645,290
Financials — 26.4%
Aflac	19,053	1,312,180
Allied World Assurance Holdings	25,801	1,108,927
Allstate	22,790	1,547,441
American Capital*	82,553	1,402,576
American International Group	21,761	1,342,654
Ameriprise Financial	12,007	1,061,299
Assurant	18,055	1,453,789
Assured Guaranty	47,928	1,432,568
Axis Capital Holdings	28,432	1,619,771
Chubb	7,866	998,982
CNO Financial Group	67,556	1,018,745
Everest Re Group	8,458	1,721,372
Fifth Third Bancorp	57,120	1,242,931
FirstCash	38,207	1,803,370
Green Dot, Cl A*	60,448	1,341,946
Hartford Financial Services Group	26,201	1,155,726
Legg Mason	31,371	900,975
Lincoln National	19,638	964,029
LPL Financial Holdings	19,195	594,277
Navient	71,486	913,591
Prospect Capital	130,962	1,033,290
SunTrust Banks	33,238	1,503,355
Travelers	14,886	1,610,367
Unum Group	35,760	1,265,904
Voya Financial	27,450	838,597
		31,188,662
Health Care — 1.0%
Express Scripts Holding*	16,758	1,129,489

Industrials — 19.4%
3M	6,698	1,107,179
AGCO	28,436	1,452,511
Cummins	12,279	1,569,502
Delta Air Lines	27,627	1,153,980
Dover	15,058	1,007,230
Eaton	26,731	1,704,636
General Dynamics	5,555	837,360
Greenbrier	29,201	919,831
Insperity	14,051	1,056,635
L-3 Communications Holdings, Cl 3	11,920	1,632,325
ManpowerGroup	15,282	1,173,658
MRC Global*	70,398	1,037,667

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments • Cambria Shareholder Yield ETF

October 31, 2016 (Unaudited) (Concluded)

Description	Shares	Value
Northrop Grumman	10,205	$2,336,945
Parker-Hannifin	12,778	1,568,499
Quanta Services*	39,666	1,140,398
Southwest Airlines	38,106	1,526,145
United Continental Holdings*	30,462	1,712,878
		22,937,379
Information Technology — 10.9%
Apple	14,071	1,597,621
Avnet	30,815	1,292,689
Corning	57,822	1,313,138
Dell Technologies - VMware Inc, Cl V*	3,900	191,451
Hewlett Packard Enterprise	36,572	821,773
HP	36,572	529,928
NCR*	31,546	1,105,687
NetApp	9,805	332,782
Sanmina*	50,889	1,407,081
Symantec	43,915	1,099,192
Texas Instruments	26,960	1,910,116
Western Digital	3,664	214,124
Xerox	112,806	1,102,115
		12,917,697
Materials — 7.9%
Chemtura*	36,372	1,193,001
Dow Chemical	25,739	1,385,015
Huntsman	67,437	1,143,057
LyondellBasell Industries, Cl A	10,354	823,661
Packaging Corp of America	20,522	1,693,065
Reliance Steel & Aluminum	15,433	1,061,482
Trinseo	18,406	965,395
Worthington Industries	23,970	1,126,590
		9,391,266
Telecommunication Services — 0.3%
CenturyLink	11,763	312,661

Total Common Stock
(Cost $107,157,366)		115,031,266

Total Investments — 97.3%
(Cost $107,157,366)		$115,031,266
Other Assets and Liabilities — 2.7%		3,161,437
Net Assets — 100.0%		$118,192,703

Percentages based on Net Assets.

*	Non-income producing security.

Cl — Class

As of October 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments • Cambria Foreign Shareholder Yield ETF

October 31, 2016 (Unaudited)

Description	Shares	Value
COMMON STOCK — 98.1%
Australia — 11.2%
Boral	60,387	$289,399
Cabcharge Australia	80,255	219,780
Caltex Australia	9,603	224,482
CIMIC Group	11,940	268,758
Decmil Group	225,262	189,349
JB Hi-Fi	17,791	384,219
Monadelphous Group	54,141	383,844
Myer Holdings	201,250	179,882
Rio Tinto	5,998	247,206
Seven Group Holdings	46,869	324,088
SMS Management & Technology	79,079	91,737
		2,802,744
Austria — 1.0%
OMV	8,458	264,385

Belgium — 1.0%
Ageas	7,024	256,571

Canada — 10.6%
Canadian Imperial Bank of Commerce	3,748	280,828
Capital Power	15,000	230,933
Genworth MI Canada	9,208	199,977
Great-West Lifeco, Cl Common Subscription Receipt	8,411	211,263
IGM Financial	5,744	154,167
Labrador Iron Ore Royalty	14,028	153,635
Magna International	7,296	299,553
Metro, Cl A	14,980	463,036
Rogers Sugar	59,196	277,157
Sandvine	85,500	191,870
TransForce	9,200	208,720
		2,671,139
Denmark — 4.8%
Novo Nordisk, Cl B	5,105	182,628
Pandora	2,693	350,546
Topdanmark *	11,200	301,662
Tryg	19,541	381,833
		1,216,669
Finland — 4.7%
Kesko, Cl B	5,668	281,735
Metso	12,222	320,661
Stora Enso, Cl R	33,413	315,992
UPM-Kymmene	11,234	261,442
		1,179,830
France — 5.6%
AXA	8,701	196,142
BNP Paribas	5,479	317,811
Casino Guichard Perrachon	4,410	219,447
CNP Assurances	15,483	268,290
Engie	11,178	161,176
Metropole Television	13,275	231,342
		1,394,208
Germany — 3.1%
E.ON	15,901	116,463
Freenet	10,432	298,949
Muenchener Rueckversicherungs	1,735	336,353
Uniper *	1,590	21,163
		772,928
Hong Kong — 5.7%
Belle International Holdings	249,942	151,469
Hang Lung Properties	83,000	183,218
Li & Fung	243,822	120,095
Shanghai Industrial Holdings	65,000	199,051
Swire Pacific, Cl A	20,000	207,980
Television Broadcasts	47,245	171,179
Wharf Holdings	52,800	396,908
		1,429,900
Italy — 0.9%
STMicroelectronics	23,585	225,248

Japan — 17.6%
Aoyama Trading	6,599	232,825
Autobacs Seven	19,667	280,180
COMSYS Holdings	14,887	262,762
Dai Nippon Printing	21,052	211,584
DIC	5,900	179,188
Geo Holdings	17,957	228,251
Komatsu	17,213	384,572
Mitsui	24,972	347,184
Nabtesco	9,100	272,471
Nippon Telegraph & Telephone	5,282	234,711
NTT DOCOMO	12,370	311,462

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments • Cambria Foreign Shareholder Yield ETF

October 31, 2016 (Unaudited) (Concluded)

Description	Shares	Value
Sankyo	5,349	$188,722
Sanwa Holdings	19,800	197,868
Sekisui Chemical	15,899	250,909
Suruga Bank	10,000	244,588
TOKAI Holdings	28,600	183,812
Tokyo Electron	4,402	398,266
		4,409,355
Netherlands — 0.7%
BinckBank	28,946	171,779

New Zealand — 1.9%
SKY Network Television	91,761	303,156
Tower	255,580	164,488
		467,644
Norway — 6.6%
DNB	19,783	286,126
Salmar	22,102	717,442
Statoil	12,963	212,432
Telenor	12,123	192,944
Yara International	6,952	245,691
		1,654,635
Portugal — 2.0%
EDP - Energias de Portugal	82,650	273,186
Galp Energia SGPS	17,554	237,985
		511,171
Singapore — 0.8%
Venture	28,100	191,878

Spain — 3.0%
Endesa	10,710	227,674
Gas Natural SDG	14,564	287,379
Mediaset Espana Comunicacion	20,950	234,004
		749,057
Sweden — 2.6%
JM	10,456	301,103
SSAB, Cl A	69,571	220,525
Telia	35,322	141,176
		662,804
Switzerland — 3.2%
Adecco Group	3,927	233,544
Swiss Re	3,203	297,464
Zurich Insurance Group	1,056	276,286
		807,294
United Kingdom — 11.1%
BP	37,282	220,729
Cape	67,940	172,762
Carillion	61,668	189,535
De La Rue	19,811	139,067
HSBC Holdings	32,562	245,593
Intermediate Capital Group	33,764	250,240
J Sainsbury	77,557	238,180
Johnson Matthey	7,181	299,725
Kingfisher	54,107	239,279
Legal & General Group	53,484	137,083
Rio Tinto	6,534	227,093
Royal Mail	31,178	187,376
Vodafone Group	84,219	231,734
		2,778,396
Total Common Stock
(Cost $26,838,781)		24,617,635

Total Investments — 98.1%
(Cost $26,838,781)		$24,617,635
Other Assets and Liabilities — 1.9%		476,207
Net Assets — 100.0%		$25,093,842

Percentages based on Net Assets.

*	Non-income producing security.

Cl — Class

As of October 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments • Cambria Global Value ETF

October 31, 2016 (Unaudited)

Description	Shares	Value
COMMON STOCK — 95.5%
Austria — 10.9%
Agrana Beteiligungs	8,632	$1,035,233
AMAG Austria Metall (A)	31,007	1,091,261
Erste Group Bank	29,548	928,007
EVN	70,301	821,895
Lenzing	16,971	2,210,450
OMV	23,157	723,855
Raiffeisen Bank International	31,872	522,366
UNIQA Insurance Group	78,933	508,804
Vienna Insurance Group Wiener Versicherung Gruppe	21,248	419,152
Voestalpine	23,489	831,056
		9,092,079
Brazil — 7.3%
AMBEV	143,175	844,607
Banco do Brasil	109,699	1,008,324
Banco Santander Brasil	195,140	1,610,883
Cia Siderurgica Nacional *	251,573	846,458
Cosan Industria e Comercio	71,048	950,645
JBS	264,069	804,120
		6,065,037
Czech Republic — 6.9%
CEZ	52,150	982,865
Fortuna Entertainment Group *	159,028	587,810
Komercni Banka	29,115	1,066,470
Pegas Nonwovens	34,113	1,094,633
Philip Morris CR	1,909	942,890
Unipetrol	137,780	1,029,456
		5,704,124
Greece — 7.7%
Alpha Bank AE *	18,935	32,426
Athens Water Supply & Sewage	90,055	533,835
Bank of Greece	48,804	544,856
FF Group *	13,983	334,935
Hellenic Petroleum	103,501	473,790
Hellenic Telecommunications Organization	47,022	431,016
Intralot -Integrated Lottery Systems & Services *	335,901	453,547
JUMBO	40,071	569,646
Karelia Tobacco	3,486	912,877
Metka Industrial - Construction	57,270	481,572
Motor Oil Hellas Corinth Refineries	76,692	918,503
National Bank of Greece *	23,511	4,826
OPAP	44,439	379,045
Piraeus Bank *	10,805	1,791
Public Power	102,875	336,536
		6,409,201
Hong Kong — 5.8%
Beijing Enterprises Holdings	92,866	464,597
China Mobile	41,277	472,882
China Overseas Land & Investment	157,054	485,000
China Power International Development	1,062,606	387,745
China Resources Land	200,613	500,268
China Resources Power Holdings	277,410	471,438
China Taiping Insurance Holdings *	235,677	455,215
China Unicom Hong Kong	408,262	478,509
CITIC	321,025	461,117
Shanghai Industrial Holdings	214,413	656,602
		4,833,373
Hungary — 8.0%
Magyar Telekom Telecommunications	613,526	1,014,370
MOL Hungarian Oil & Gas	26,230	1,687,592
OTP Bank	71,061	1,996,038
Richter Gedeon Nyrt	90,746	1,950,448
		6,648,448
Italy — 5.8%
Atlantia	34,834	853,117
Enel	195,299	840,411
Eni	43,077	624,674
Intesa Sanpaolo	274,099	634,886
Saipem	44,405	18,280
Telecom Italia	764,975	663,826
UniCredit	129,925	322,334
Unipol Gruppo Finanziario	143,673	439,402
UnipolSai	209,967	401,056
		4,797,986
Norway — 6.4%
Aker Solutions	130,382	600,123
DNB	38,814	561,375
Gjensidige Forsikring	29,727	532,847
Norsk Hydro	120,191	537,505
Petroleum Geo-Services	156,822	421,932
Statoil	29,419	482,107

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments • Cambria Global Value ETF

October 31, 2016 (Unaudited) (Continued)

Description	Shares/ Number of Rights	Value
Storebrand *	128,487	$661,224
Telenor	30,084	478,804
TGS Nopec Geophysical	31,054	629,548
Yara International	12,630	446,357
		5,351,822
Poland — 7.6%
Alior Bank *	15,654	188,131
Asseco Poland	22,107	294,985
Bank Millennium	196,167	288,507
Bank Pekao	7,092	218,820
Bank Zachodni WBK	3,777	305,183
CCC	7,125	361,585
Cyfrowy Polsat *	52,278	322,736
Energa	52,389	107,362
Eurocash	39,846	403,817
Grupa Azoty	16,104	256,547
Grupa Lotos *	48,171	417,586
ING Bank Slaski	9,528	349,718
KGHM Polska Miedz	10,863	196,812
LLP SA *	183	274,273
Lubelski Wegiel Bogdanka	15,546	275,396
mBank	2,955	266,483
Orange Polska	136,884	195,387
PGE Polska Grupa Energetyczna	62,595	163,857
Polski Koncern Naftowy ORLEN	22,014	436,549
Polskie Gornictwo Naftowe i Gazownictwo	237,183	303,488
Powszechna Kasa Oszczednosci Bank Polski	38,367	268,738
Powszechny Zaklad Ubezpieczen	26,679	185,238
Tauron Polska Energia	295,812	199,809
		6,281,007
Portugal — 9.4%
Altri SGPS	42,441	148,016
Banco BPI, Cl G *	118,467	146,954
Banco Comercial Portugues, Cl R *	41,483	55,238
Banco Espirito Santo *(B) (C)	318,087	—
BANIF - Banco Internacional do Funchal *(B) (C)	60,980,850	—
CIMPOR Cimentos de Portugal SGPS *	285,188	97,364
Corticeira Amorim SGPS	269,003	2,700,513
CTT-Correios de Portugal	16,872	111,665
EDP - Energias de Portugal	268,622	887,887
Galp Energia SGPS	75,338	1,021,378
Jeronimo Martins SGPS	23,620	406,307
Mota-Engil SGPS	48,972	95,691
Navigator	40,401	118,415
NOS SGPS	24,990	166,024
Pharol SGPS	488,019	135,003
REN - Redes Energeticas Nacionais SGPS	61,656	180,173
Semapa-Sociedade de Investimento e Gestao	72,127	927,964
Sonae	581,830	463,062
Teixeira Duarte	706,413	145,013
		7,806,667
Russia — 11.0%
Alrosa PJSC	1,007,952	1,408,562
Gazprom Neft PJSC	267,260	778,579
Gazprom PJSC	297,721	651,968
Rosneft PJSC	158,032	866,542
Sberbank of Russia PJSC	459,073	1,067,288
Severstal PJSC	132,468	1,852,008
Unipro PJSC	17,894,468	823,581
Uralkali	235,803	616,646
VTB Bank PJSC	1,031,425,894	1,102,172
		9,167,346
Spain — 8.7%
Acciona	10,661	811,498
Banco Bilbao Vizcaya Argentaria	86,119	621,868
Banco Santander	119,611	587,846
CaixaBank	172,102	520,869
Enagas	28,246	810,838
Endesa	33,378	709,550
Ferrovial	37,939	738,206
Gas Natural SDG	41,449	817,878
Iberdrola	127,275	867,501
Mapfre	263,989	784,476
		7,270,530
Total Common Stock
(Cost $91,116,154)		79,427,620

PREFERRED STOCK — 3.6%
Brazil — 3.6%
Banco Bradesco, Cl Preference	106,927	1,121,193
Cia Energetica de Minas Gerais	178,782	546,092
Telefonica Brasil, Cl Preference	55,112	794,393
Vale, Cl Preference*	85,573	554,401
Total Preferred Stock
(Cost $3,936,566)		3,016,079

RIGHTS — 0.0%
Spain — 0.0%
Ferrovial*#	37,939	16,243
Total Rights
(Cost $–)		16,243

Total Investments — 99.1%
(Cost $95,052,720)		$82,459,942
Other Assets and Liabilities — 0.9%		763,412
Net Assets — 100.0%		$83,223,354

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments • Cambria Global Value ETF

October 31, 2016 (Unaudited) (Concluded)

Percentages based on Net Assets.

*	Non-income producing security.
#	Expiration date is unavailable.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities are deemed to be liquid by the Adviser. The total value of such securities at October 31, 2016 was $1,091,261 and represents 1.3% of Net Assets.

(B)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of October 31, 2016, was $0 and represents 0.0% of Net Assets.

(C)	Securities considered illiquid. The total value of such securities as of October 31, 2016 was $0 and represented 0.0% of Net Assets. See Note 2 in Notes to Financial Statements.

Cl — Class

The following is a list of the inputs used as of October 31, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$79,427,620	$—	$—	$79,427,620
Preferred Stock	3,016,079	—	—	3,016,079
Rights	16,243	—	—	16,243
Total Investments in Securities	$82,459,942	$—	$—	$82,459,942

(1)

Included in Level 3 are two securities with total value of $0. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1 and Level 2 assets and liabilities. There were transfers into Level 3 due to changes in the availability of observable inputs to determine fair value. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments • Cambria Global Momentum ETF

October 31, 2016 (Unaudited)

Description	Shares	Value
EXCHANGE TRADED FUNDS — 95.6%
Cambria Emerging Shareholder Yield ETF‡	58,331	$1,551,021
Cambria Global Value ETF‡	55,264	1,110,254
Cambria Sovereign High Yield Bond ETF‡	48,134	1,344,383
FlexShares Global Upstream Natural Resources Index Fund	51,966	1,425,947
iShares 20+ Year Treasury Bond ETF	9,514	1,248,713
iShares Global Energy ETF	45,370	1,468,173
iShares Global Infrastructure ETF	33,821	1,360,281
iShares Global Materials ETF	27,481	1,467,760
iShares Global Tech ETF	12,173	1,337,204
iShares Mortgage Real Estate Capped ETF	129,983	1,366,121
PowerShares DB Base Metals Fund	110,526	1,591,574
PowerShares DB Precious Metals Fund	33,290	1,298,643
VanEck Vectors Emerging Markets High Yield Bond ETF	57,595	1,405,894
Vanguard Extended Duration Treasury ETF	9,807	1,255,590
Vanguard FTSE Emerging Markets ETF	13,998	528,425
Vanguard REIT ETF	18,630	1,523,189
Vanguard Small-Capital Value ETF	12,652	1,359,204
WisdomTree Emerging Markets SmallCap Dividend Fund	11,665	478,848

Total Exchange Traded Funds
(Cost $22,687,097)		23,121,224

Total Investments — 95.6%
(Cost $22,687,097)		$23,121,224
Other Assets and Liabilities — 4.4%		1,068,519
Net Assets — 100.0%		$24,189,743

Percentages based on Net Assets.

‡

Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor (see Note 5).

ETF — Exchanged Traded Fund

FTSE — Financial Times Stock Exchange

REIT — Real Estate Investment Trust

As of October 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments • Cambria Global Asset Allocation ETF

October 31, 2016 (Unaudited)

Description	Shares	Value
EXCHANGE TRADED FUNDS — 99.6%
Cambria Emerging Shareholder Yield ETF‡	100,000	$2,659,000
Cambria Foreign Shareholder Yield ETF‡	23,562	489,215
Cambria Global Value ETF‡	51,801	1,040,682
Cambria Shareholder Yield ETF‡	25,916	765,818
Cambria Sovereign High Yield Bond ETF‡	36,486	1,019,054
iShares 20+ Year Treasury Bond ETF	4,532	594,825
iShares 7-10 Year Treasury Bond ETF	7,810	859,569
iShares Edge MSCI USA Momentum Factor ETF	16,082	1,220,141
iShares iBoxx $ Investment Grade Corporate Bond ETF	6,908	835,730
PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio	101,640	1,769,552
SPDR Bloomberg Barclays High Yield Bond ETF	14,080	510,541
SPDR Bloomberg Barclays International Corporate Bond ETF	16,906	539,978
SPDR Bloomberg Barclays TIPS ETF	14,652	846,335
SPDR Citi International Government Inflation-Protected Bond ETF	15,078	832,909
VanEck Vectors Emerging Markets High Yield Bond ETF	45,012	1,098,743
VanEck Vectors International High Yield Bond ETF	21,318	517,533
Vanguard Emerging Markets Government Bond ETF	16,376	1,313,519
Vanguard FTSE All World ex-US Small-Capital ETF	5,610	541,870
Vanguard FTSE Developed Markets ETF	27,808	1,015,270
Vanguard Global ex-U.S. Real Estate ETF	14,696	785,501
Vanguard Mid-Capital ETF	8,910	1,117,938
Vanguard REIT ETF	10,274	840,002
Vanguard Short-Term Bond ETF	6,842	550,918
Vanguard Short-Term Corporate Bond ETF	6,864	551,316
Vanguard Total Bond Market ETF	26,738	2,224,334
Vanguard Total International Bond ETF	26,048	1,439,933
Vanguard Total Stock Market ETF	10,406	1,133,109

Total Exchange Traded Funds
(Cost $27,167,888)		27,113,335

Total Investments — 99.6%
(Cost $27,167,888)		$27,113,335
Other Assets and Liabilities — 0.4%		121,951
Net Assets — 100.0%		$27,235,286

Percentages based on Net Assets.

‡

Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor (see Note 5).

ETF — Exchanged Traded Fund

FTSE — Financial Times Stock Exchange

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

TIPS — Treasury Inflation Protected Security

As of October 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments • Cambria Value and Momentum ETF

October 31, 2016 (Unaudited)

Description	Shares	Value
COMMON STOCK — 89.6%
Consumer Discretionary — 9.0%
Career Education*	5,459	$39,250
Children's Place	296	22,481
Cooper-Standard Holding*	338	30,849
Duluth Holdings, Cl B*	1,693	45,965
Eldorado Resorts*	2,102	25,434
Ethan Allen Interiors	786	24,130
Genesco*	344	18,507
Hooker Furniture	1,980	52,074
Smith & Wesson Holding*	1,059	27,989
Spartan Motors	4,985	42,623
Superior Industries International	1,098	26,901
Urban Outfitters*	1,311	43,853
		400,056
Consumer Staples — 7.2%
Cal-Maine Foods	856	33,084
Central Garden & Pet, Cl A*	1,475	34,427
Fresh Del Monte Produce	1,144	69,039
Omega Protein*	1,913	42,660
Sanderson Farms	258	23,215
SpartanNash	1,640	45,920
Tyson Foods, Cl A	356	25,223
Universal	924	50,081
		323,649
Financials — 23.4%
Aflac	652	44,903
Allstate	358	24,308
American Financial Group	660	49,170
American National Insurance	212	24,838
Assurant	620	49,922
Banc of California	1,362	18,115
Chubb	225	28,575
Cincinnati Financial	370	26,189
Employers Holdings	863	27,055
EZCORP, Cl A*	4,744	46,254
First American Financial	1,176	45,935
FirstCash	1,401	66,132
Genworth Financial, Cl A*	9,694	40,133
Green Dot, Cl A*	1,058	23,488
Horace Mann Educators	1,400	50,330
MBIA*	2,883	22,199
National General Holdings	2,472	50,800
Old Republic International	2,944	49,636
Progressive	1,528	48,147
Reinsurance Group of America, Cl A	496	53,499
Selective Insurance Group	1,500	55,424
State National	1,942	19,867
Stewart Information Services	1,036	46,568
Travelers	206	22,285
Trupanion*	2,895	46,870
United Insurance Holdings	1,311	19,010
WR Berkley	848	48,421
		1,048,073
Health Care — 2.8%
Five Prime Therapeutics*	586	28,439
Lantheus Holdings*	5,522	47,765
SciClone Pharmaceuticals*	5,552	49,690
		125,894
Industrials — 26.4%
ABM Industries	1,520	59,402
ACCO Brands*	2,720	30,192
AO Smith	1,384	62,515
Astec Industries	837	46,336
Brady, Cl A	886	29,327
Brink's	1,644	65,020
BWX Technologies, Cl W	1,728	67,772
Chart Industries*	1,547	42,914
Energy Recovery*	2,350	28,694
Ennis	2,812	41,196
ExOne*	3,361	40,097
Fluor	458	23,811
Gibraltar Industries*	894	34,777
Hawaiian Holdings*	506	22,783
Insteel Industries	842	22,650
Jacobs Engineering Group*	936	48,279
Kelly Services, Cl A	1,257	23,543
Manitowoc	5,586	22,567
Matson	1,244	49,685
Mistras Group*	952	19,935
MYR Group*	1,632	48,699
NOW*	2,479	53,447
Owens Corning	1,020	49,756
SkyWest	2,604	78,510
Supreme Industries, Cl A	2,582	31,475
Tetra Tech	820	31,529

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments • Cambria Value and Momentum ETF

October 31, 2016 (Unaudited) (Concluded)

Description	Shares	Value
Tutor Perini*	2,319	$44,177
Universal Forest Products	748	64,321
		1,183,409
Information Technology — 18.8%
Advanced Energy Industries*	1,872	89,295
Alpha & Omega Semiconductor*	2,047	43,253
Apigee*	2,712	47,052
Arrow Electronics*	378	23,103
Convergys	2,000	58,400
Datalink*	4,498	42,641
Ebix	1,624	90,944
Hackett Group	3,196	51,520
II-VI*	1,137	31,609
Ingram Micro, Cl A	676	25,147
Liquidity Services*	4,716	41,737
ManTech International, Cl A	1,192	46,285
MeetMe*	8,303	40,602
NETGEAR*	598	30,199
Quotient Technology*	3,483	36,920
Rofin-Sinar Technologies*	747	24,315
Sanmina*	1,675	46,314
Sykes Enterprises*	806	21,552
SYNNEX	268	27,481
Tech Data*	316	24,338
		842,707
Materials — 0.7%
Schnitzer Steel Industries, Cl A	1,299	31,371

Telecommunication Services — 1.3%
Boingo Wireless*	5,996	58,281

Total Common Stock
(Cost $3,730,373)		4,013,440

Total Investments - 89.6%
(Cost $3,730,373)		$4,013,440
Other Assets and Liabilities - 10.4%		467,056
Net Assets - 100.0%		$4,480,496

Percentages based on Net Assets.

*	Non-income producing security.

Cl — Class

The open futures contracts held by the Fund at October 31, 2016, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Appreciation
S&P 500 Index EMINI	(18)	12/2016	$35,073

For the period ended October 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

As of October 31, 2016, all of the Fund’s investments in securities and futures contracts were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments • Cambria Sovereign High Yield Bond ETF

October 31, 2016 (Unaudited)

Description		Face Amount(1)	Value
SOVEREIGN DEBT — 74.3%
Australia — 4.0%
Queensland Treasury
5.750%, 07/22/24	AUD	174,000	$162,666
4.750%, 07/21/25 (A)	AUD	186,000	165,117
			327,783
Brazil — 8.2%
Brazilian Government International Bond
4.875%, 01/22/21		630,000	665,897

Chile — 4.9%
Chile Government International Bond
6.000%, 01/01/18	CLP	67,500,000	106,141
6.000%, 01/01/20	CLP	180,000,000	293,640
			399,781
China — 4.5%
China Government Bond
3.160%, 06/27/23	CNY	2,500,000	367,992

Greece — 6.1%
Hellenic Republic Government Bond
4.750%, 04/17/19 (A)	EUR	174,000	175,308
3.000%, 02/24/23 (B)	EUR	195,125	160,114
3.000%, 02/24/24 (B)	EUR	200,425	160,041
			495,463
Hungary — 3.9%
Hungary Government Bond
6.000%, 11/24/23	HUF	35,700,000	156,724
5.500%, 06/24/25	HUF	36,360,000	156,107
			312,831
Indonesia — 1.4%
Indonesia Government International Bond
6.875%, 01/17/18		103,000	109,067

Malaysia — 4.2%
Malaysia Government Bond
4.498%, 04/15/30	MYR	750,000	185,841
4.181%, 07/15/24	MYR	642,000	157,765
			343,606
Mexico — 3.8%
Mexican Bonos
8.500%, 05/31/29	MXN	2,410,800	153,122
7.500%, 06/03/27	MXN	2,596,800	153,176
			306,298
New Zealand — 2.6%
New Zealand Government Bond
4.500%, 04/15/27	NZD	258,000	213,939

Peru — 5.4%
Peruvian Government International Bond
8.200%, 08/12/26	PEN	1,248,000	440,538

Poland — 3.3%
Poland Government Bond
5.750%, 04/25/29	PLN	852,000	269,941

Russia — 7.4%
Russian Federal Bond - OFZ
7.600%, 04/14/21	RUB	12,966,000	197,267
7.600%, 07/20/22	RUB	13,230,000	199,594
7.000%, 01/25/23	RUB	13,794,000	201,750
			598,611
South Africa — 6.9%
Republic of South Africa Government Bond
8.000%, 01/31/30	ZAR	2,732,928	185,295
7.000%, 02/28/31	ZAR	3,027,870	186,292
South Africa Government Bond
8.250%, 03/31/32	ZAR	2,727,132	186,484
			558,071
Thailand — 3.8%
Thailand Government Bond
4.750%, 12/20/24	THB	290,000	9,889
3.625%, 06/16/23	THB	9,557,000	299,650
			309,539
Turkey — 3.9%
Turkey Government Bond
8.000%, 03/12/25	TRY	539,180	155,834
7.100%, 03/08/23	TRY	553,105	156,408
			312,242
Total Sovereign Debt
(Cost $5,844,872)			6,031,599

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments • Cambria Sovereign High Yield Bond ETF

October 31, 2016 (Unaudited) (Concluded)

Description	Shares	Value
EXCHANGE-TRADED FUND — 8.2%
WisdomTree Indian Rupee Strategy Fund	30,345	$664,556

Total Exchange-Traded Fund
(Cost $641,015)		664,556

Total Investments — 82.5%
(Cost $6,485,887)		$6,696,155
Other Assets and Liabilities — 17.5%		1,418,847
Net Assets — 100.0%		$8,115,002

Percentages based on Net Assets.

(1)	In U.S. dollars unless otherwise indicated.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities are deemed to be liquid by the Adviser. The total value of such securities at October 31, 2016 was $340,425 and represents 4.2% of Net Assets.

(B)	Step Bond - The rate reflected on the Schedule of Investments is the effective yield on October 31, 2016. The coupon on a step bond changes on a specified date.

AUD — Australian Dollar

CLP — Chilean Peso

CNY — Chinese Yuan

EUR — Euro

HUF — Hungarian Forint

MXN — Mexican Peso

MYR — Malaysian Ringgit

NZD — New Zealand Dollar

PEN — Peruvian Sol

PLN — Polish Zloty

RUB — Russian Ruble

THB — Thailand Baht

TRY— Turkish Lira

ZAR — South African Rand

The following is a list of the inputs used as of October 31, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Sovereign Debt	$—	$6,031,599	$—	$6,031,599
Exchange-Traded Fund	664,556	—	—	664,556
Total Investments in Securities	$664,556	$6,031,599	$—	$6,696,155

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments • Cambria Emerging Shareholder Yield ETF

October 31, 2016 (Unaudited)

Description	Shares	Value
COMMON STOCK — 95.8%
Brazil — 7.0%
Cia de Gas de Sao Paulo - COMGAS	4,000	$59,211
Cyrela Brazil Realty Empreendimentos e Participacoes	20,000	67,293
Ez Tec Empreendimentos e Participacoes	12,000	62,256
Magazine Luiza *	5,000	143,640
MRV Engenharia e Participacoes	17,500	67,434
Qualicorp	10,000	64,630
		464,464
China — 1.8%
China Petroleum & Chemical ADR	835	60,471
CNOOC ADR	485	60,858
		121,329
Colombia — 1.0%
Banco de Bogota	3,055	63,076

Czech Republic — 1.0%
O2 Czech Republic	7,355	67,487

Greece — 0.8%
Aegean Airlines	8,205	52,872

Hong Kong — 12.6%
China Communications Services, Cl H	120,000	71,330
Greatview Aseptic Packaging	120,000	60,963
Guangzhou Automobile Group, Cl H	50,000	60,473
Guangzhou R&F Properties	44,000	62,180
Guolian Securities, Cl H	112,500	59,474
Qingdao Port International, Cl H (A)	100,000	60,989
Red Star Macalline Group, Cl H (A)	60,000	64,676
Shenzhen Expressway, Cl H	70,000	70,311
Sinopec Engineering Group, Cl H	65,000	57,494
Sinopec Shanghai Petrochemical ADR	1,265	64,616
Tianneng Power International	90,000	81,231
Weiqiao Textile, Cl H	82,500	55,528
Xingda International Holdings	150,000	62,278
		831,543
Hungary — 2.1%
MOL Hungarian Oil & Gas	1,005	64,660
OTP Bank	2,660	74,717
		139,377
India — 7.3%
Chennai Petroleum	13,777	58,482
GHCL	20,290	84,503
Hindustan Zinc	21,160	80,000
Indian Oil	16,042	77,739
Mphasis	7,585	58,279
Rural Electrification	33,200	67,060
Sonata Software	25,096	58,845
		484,908
Mexico — 0.9%
Rassini, Cl A	27,000	62,654

Poland — 2.2%
Budimex	1,380	71,493
Polski Koncern Naftowy ORLEN	3,730	73,968
		145,461
Russia — 7.3%
Bashneft PJSC	1,390	72,787
Center for Cargo Container Traffic TransContainer PJSC	1,275	73,502
Gazprom PJSC ADR	14,125	61,161
LUKOIL PJSC ADR	1,430	69,512
M.Video PJSC	13,105	70,216
Rosneft PJSC GDR	11,740	63,983
Tatneft PJSC ADR	2,050	69,188
		480,349
South Africa — 12.4%
Assore	4,610	62,389
Bidvest Group	6,370	79,088
Coronation Fund Managers	13,195	70,977
FirstRand	19,030	68,195
Imperial Holdings	5,915	74,715
Liberty Holdings	7,015	60,324
Old Mutual	22,965	56,307
Sanlam	14,220	68,928
Sasol ADR	2,230	61,347
Standard Bank Group	6,855	72,730
Telkom SOC	13,620	62,839
Wilson Bayly Holmes-Ovcon	7,210	81,277
		819,116

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments • Cambria Emerging Shareholder Yield ETF

October 31, 2016 (Unaudited) (Concluded)

Description	Shares	Value
South Korea — 15.2%
Daeduck GDS	5,510	$57,303
Dongbu Insurance	1,080	67,107
Dongwon Development	16,445	65,679
GS Holdings	1,465	65,424
Hana Financial Group	3,020	86,568
Hyosung	545	63,823
Hyundai Marine & Fire Insurance	2,420	74,762
Korea Electric Power ADR	2,375	51,799
Korean Reinsurance	5,975	61,617
LG Uplus	6,465	66,670
LS	1,250	59,974
POSCO ADR	1,325	68,834
Samsung Electronics	50	71,619
SK Innovation	515	68,187
Woori Bank	7,240	79,091
		1,008,457
Taiwan — 20.6%
Actron Technology	15,000	49,196
Asustek Computer	5,000	43,809
Aten International	25,000	62,822
Chang Wah Electromaterials	15,000	70,585
Chaun-Choung Technology	10,000	44,205
Chicony Electronics	25,055	64,151
Chin-Poon Industrial	30,000	57,514
Chunghwa Telecom ADR	1,620	55,323
CyberPower Systems	15,000	42,969
Elite Advanced Laser	15,000	54,662
Elite Material	20,000	55,835
Eurocharm Holdings	20,000	56,595
Ibase Technology	25,000	52,048
Micro-Star International	20,000	57,609
On-Bright Electronics	12,000	78,143
Phison Electronics	10,000	70,982
Powertech Technology	25,000	71,378
Shin Zu Shing	20,000	60,271
Simplo Technology	20,000	61,792
Sitronix Technology	20,000	74,150
Topco Scientific	20,000	51,335
Tripod Technology	30,000	71,012
Wistron NeWeb	20,600	57,379
		1,363,765
Thailand — 1.0%
PTT Exploration & Production	26,405	62,811

Turkey — 2.6%
Aygaz	15,450	54,525
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret	28,170	60,087
Vestel Beyaz Esya Sanayi ve Ticaret	13,615	56,497
		171,109
Total Common Stock
(Cost $6,167,443)		6,338,778

Total Investments — 95.8%
(Cost $6,167,443)		$6,338,778
Other Assets and Liabilities — 4.2%		279,205
Net Assets — 100.0%		$6,617,983

Percentages based on Net Assets.

*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities are deemed to be liquid by the Adviser. The total value of such securities at October 31, 2016 was $125,665 and represents 1.9% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of October 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Assets and Liabilities

October 31, 2016 (Unaudited)

	Cambria Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Value ETF	Cambria Global Momentum ETF
Assets:
Investments at Fair Value	$115,031,266	$24,617,635	$82,459,942	$19,115,566
Affiliated Investments at Value	—	—	—	4,005,658
Foreign Currency at Value	2,386	20,349	64,529	—
Cash and Cash Equivalents	3,212,476	297,400	574,668	1,080,018
Receivable for Investment Securities Sold	1,431,897	—	—	—
Dividends Receivable, Net	43,914	65,863	83,084	—
Reclaims Receivable	5,039	105,075	126,577	—
Total Assets	119,726,978	25,106,322	83,308,800	24,201,242

Liabilities:
Payable for Capital Shares Redeemed	1,473,313	—	—	—
Payable Due to Investment Adviser	60,962	12,480	39,899	11,499
Custodian Fees Payable	—	—	45,547	—
Total Liabilities	1,534,275	12,480	85,446	11,499

Net Assets	$118,192,703	$25,093,842	$83,223,354	$24,189,743

Net Assets Consist of:
Paid-in Capital	$110,716,593	$32,651,442	$98,353,041	$27,226,064
Undistributed (Distributions in Excess of) Net Investment Income	364,140	(240,951)	76,646	39,882
Accumulated Net Realized Loss on Unaffiliated Investments and Affiliated Investments	(761,817)	(5,081,343)	(2,608,264)	(3,510,330)
Net Unrealized Appreciation (Depreciation) on Unaffiliated Investments and Affiliated Investments	7,873,900	(2,221,146)	(12,592,778)	434,127
Net Unrealized Depreciation on Foreign Currency Transactions	(113)	(14,160)	(5,291)	—
Net Assets	$118,192,703	$25,093,842	$83,223,354	$24,189,743

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	4,000,000	1,200,010	4,150,010	1,050,001
Net Asset Value, Offering and Redemption Price Per Share	$29.55	$20.91	$20.05	$23.04

Investments at Cost	$107,157,366	$26,838,781	$95,052,720	$18,803,318
Affiliated Investments at Cost	—	—	—	3,883,779
Cost of Foreign Currency	2,441	20,369	64,033	—

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Assets and Liabilities

October 31, 2016 (Unaudited)

	Cambria Global Asset Allocation ETF	Cambria Value and Momentum ETF	Cambria Sovereign High Yield Bond ETF	Cambria Emerging Shareholder Yield ETF
Assets:
Investments at Fair Value	$21,139,566	$4,013,440	$6,696,155	$6,338,778
Affiliated Investments at Value	5,973,769	—	—	—
Foreign Currency at Value	—	—	7,747	5,338
Cash and Cash Equivalents	121,951	—	1,760,177	276,303
Cash at Broker	—	500,000	—	—
Receivable for Investment Securities Sold	—	—	544,407	—
Variation Margin Receivable	—	1,110	—	—
Interest Receivable	—	—	91,411	2,442
Dividends Receivable, Net	—	1,582	—	—
Reclaims Receivable	—	31	—	—
Total Assets	27,235,286	4,516,163	9,099,897	6,622,861

Liabilities:
Payable for Investment Securities Purchased	—	—	981,841	—
Payable Due to Custodian	—	33,373	—	—
Payable Due to Investment Adviser	—	2,294	3,054	3,309
Custodian Fees Payable	—	—	—	1,569
Total Liabilities	—	35,667	984,895	4,878

Net Assets	$27,235,286	$4,480,496	$8,115,002	$6,617,983

Net Assets Consist of:
Paid-in Capital	$27,658,154	$4,781,207	$7,872,732	$6,455,063
Undistributed (Distributions in Excess of) Net Investment Income	81,998	(28)	25,388	32,794
Accumulated Net Realized Gain (Loss) on Unaffiliated Investments and Affiliated Investments	(450,313)	(618,823)	6,910	(41,094)
Net Unrealized Appreciation (Depreciation) on Unaffiliated Investments and Affiliated Investments	(54,553)	283,067	210,268	171,335
Net Unrealized Depreciation on Foreign Currency Transactions	—	—	(296)	(115)
Net Unrealized Appreciation on Futures Contracts	—	35,073	—	—
Net Assets	$27,235,286	$4,480,496	$8,115,002	$6,617,983

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,100,001	200,004	300,000	250,004
Net Asset Value, Offering and Redemption Price Per Share	$24.76	$22.40	$27.05	$26.47

Investments at Cost	$21,192,016	$3,730,373	$6,485,887	$6,167,443
Affiliated Investments at Cost	5,975,872	—	—	—
Cost of Foreign Currency	—	—	7,882	5,448

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Operations

For the period ended October 31, 2016 (Unaudited)

	Cambria Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Value ETF	Cambria Global Momentum ETF
Investment Income:
Dividend Income from Unaffiliated Investments	$1,544,271	$616,340	$1,823,556	$291,685
Dividend Income from Affiliated Investments	—	—	—	26,044
Interest Income	1,430	401	683	1,202
Less: Foreign Taxes Withheld	(796)	(36,633)	(219,723)	—
Total Investment Income	1,544,905	580,108	1,604,516	318,931

Expenses:
Management Fees	376,736	74,259	216,512	64,769
Custodian Fees	—	—	33,027	—
Total Expenses	376,736	74,259	249,539	64,769

Net Investment Income	1,168,169	505,849	1,354,977	254,162

Net Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gain (Loss) on Unaffiliated Investments(1)	3,438,501	(962,852)	10,460	214,668
Net Realized Loss on Affiliated Investments(1)	—	—	—	(52,600)
Net Realized Gain (Loss) on Foreign Currency Transactions	19	271	(4,694)	—
Net Change in Unrealized Appreciation on Unaffiliated Investments	174,749	803,284	3,676,266	30,473
Net Change in Unrealized Appreciation on Affiliated Investments	—	—	—	31,892
Net Change in Unrealized Depreciation on Foreign Currency Translation	(151)	(12,742)	(8,705)	—
Net Realized and Unrealized Gain (Loss) on Investments	3,613,118	(172,039)	3,673,327	224,433

Net Increase in Net Assets Resulting from Operations	$4,781,287	$333,810	$5,028,304	$478,595

(1)	Includes realized gain or loss as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Operations

For the period ended October 31, 2016 (Unaudited)

	Cambria Global Asset Allocation ETF	Cambria Value and Momentum ETF	Cambria Sovereign High Yield Bond ETF	Cambria Emerging Shareholder Yield ETF(1)
Investment Income:
Dividend Income from Unaffiliated Investments	$276,046	$30,323	$—	$49,247
Dividend Income from Affiliated Investments	59,747	—	—	—
Interest Income	255	—	115,703	—
Less: Foreign Taxes Withheld	—	31	852	(5,629)
Total Investment Income	336,048	30,354	116,555	43,618

Expenses:
Management Fees	—	13,538	15,594	9,256
Broker Expense	—	1,498	—	—
Custodian Fees	—	—	—	1,568
Total Expenses	—	15,036	15,594	10,824

Net Investment Income	336,048	15,318	100,961	32,794

Net Realized and Unrealized Gains (Losses) on Investments:
Net Realized Gain (Loss) on Unaffiliated Investments(2)	(194,978)	(75,324)	4,720	(30,478)
Net Realized Gain on Affiliated Investments(2)	31,848	—	—	—
Net Realized Loss on Futures Contracts	—	(157,737)	—	—
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	2,190	(10,616)
Net Change in Unrealized Appreciation on Unaffiliated Investments	627,357	98,799	8,438	171,335
Net Change in Unrealized Appreciation on Affiliated Investments	161,751	—	—	—
Net Change in Unrealized Appreciation on Futures Contracts	—	78,676	—	—
Net Change in Unrealized Depreciation on Foreign Currency Translation	—	—	(1,349)	(115)
Net Realized and Unrealized Gain (Loss) on Investments	625,978	(55,586)	13,999	130,126

Net Increase (Decrease) in Net Assets Resulting from Operations	$962,026	$(40,268)	$114,960	$162,920

(1)	Commenced operations on July 14, 2016.
(2)	Includes realized gain or loss as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Shareholder Yield ETF		Cambria Foreign Shareholder Yield ETF
	Period Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016	Period Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
Operations:
Net Investment Income	$1,168,169	$3,756,107	$505,849	$1,408,400
Net Realized Gain (Loss) on Investments(1)	3,438,501	8,220,198	(962,852)	(7,426,632)
Net Realized Gain on Foreign Currency Transactions	19	338	271	71,284
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	174,749	(20,357,482)	803,284	1,054,154
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency	(151)	38	(12,742)	(5,776)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,781,287	(8,380,801)	333,810	(4,898,570)

Distributions to Shareholders:
Investment Income	(803,831)	(3,873,914)	(683,048)	(1,478,338)
Net Realized Gains	—	(7,516,422)	—	—
Return of Capital	—	(176,238)	—	(201,561)
Total Distributions to Shareholders	(803,831)	(11,566,574)	(683,048)	(1,679,899)

Capital Share Transactions:
Issued	—	4,477,385	—	—
Redeemed	(23,181,981)	(74,228,527)	(1,052,218)	(27,620,154)
Decrease in Net Assets from Capital Share Transactions	(23,181,981)	(69,751,142)	(1,052,218)	(27,620,154)

Total Decrease in Net Assets	(19,204,525)	(89,698,517)	(1,401,456)	(34,198,623)

Net Assets:
Beginning of Period	137,397,228	227,095,745	26,495,298	60,693,921
End of Period (Includes Undistributed (Distributions in Excess of) Net Investment Income of $364,140, $(198), $(240,951) and $(63,752), respectively)	$118,192,703	$137,397,228	$25,093,842	$26,495,298

Share Transactions:
Issued	—	150,000	—	—
Redeemed	(800,000)	(2,550,000)	(50,000)	(1,300,000)
Net Decrease in Shares Outstanding from Share Transactions	(800,000)	(2,400,000)	(50,000)	(1,300,000)

(1)	Includes realized gain or loss as a result of in-kind transactions. (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Global Value ETF			Cambria Global Momentum ETF
	Period Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016		Period Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
Operations:
Net Investment Income	$1,354,977	$1,679,970		$254,162	$403,361
Net Realized Gain (Loss) on Unaffiliated Investments and Affiliated Investments	10,460	(2,715,464	)(1)	162,068 (1)	(3,572,734	)(1)
Net Realized Loss on Foreign Currency Transactions	(4,694)	(234,783)		—	—
Capital Gain Distributions Received from Unaffiliated and Affiliated Investments	—	—		—	129,573
Net Change in Unrealized Appreciation (Depreciation) on Unaffiliated Investments and Affiliated Investments	3,676,266	(7,643,381)		62,365	183,657
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency	(8,705)	234,205		—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	5,028,304	(8,679,453)		478,595	(2,856,143)

Distributions to Shareholders:
Investment Income	(1,624,462)	(1,427,287)		(199,120)	(449,733)
Return of Capital	—	—		—	(24,940)
Total Distributions to Shareholders	(1,624,462)	(1,427,287)		(199,120)	(474,673)

Capital Share Transactions:
Issued	10,383,223	5,536,613		3,447,366	1,134,445
Redeemed	—	(6,574,021)		(1,176,542)	(16,725,720)
Increase (Decrease) in Net Assets from Capital Share Transactions	10,383,223	(1,037,408)		2,270,824	(15,591,275)

Total Increase (Decrease) in Net Assets	13,787,065	(11,144,148)		2,550,299	(18,922,091)

Net Assets:
Beginning of Period	69,436,289	80,580,437		21,639,444	40,561,535
End of Period (Includes Undistributed (Distributions in Excess of) Net Investment Income of $76,646, $346,131, $39,882 and $(15,160), respectively)	$83,223,354	$69,436,289		$24,189,743	$21,639,444

Share Transactions:
Issued	550,000	250,000		150,000	50,000
Redeemed	—	(350,000)		(50,000)	(700,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	550,000	(100,000)		100,000	(650,000)

(1)	Includes realized gain as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Global Asset Allocation ETF				Cambria Value and Momentum ETF
	Period Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016		Period Ended October 31, 2016 (Unaudited)	Period Ended April 30, 2016(1)
Operations:
Net Investment Income	$336,048		$758,017		$15,318	$10,552
Net Realized Loss on Investments and Futures Contracts	(163,130	)(2)	(1,218,889	)(2)	(233,061)	(361,602	)(2)
Capital Gain Distributions Received from Unaffiliated and Affiliated Investments	—		128,122		—	—
Net Change in Unrealized Appreciation (Depreciation) on Unaffiliated Investments and Affiliated Investments and Futures Contracts	789,108		(1,411,706)		177,475	140,665
Net Increase (Decrease) in Net Assets Resulting from Operations	962,026		(1,744,456)		(40,268)	(210,385)

Distributions to Shareholders:
Investment Income	(254,050)		(812,989)		(16,380)	(9,518)
Net Realized Gains	—		(2,164)		—	—
Total Distributions to Shareholders	(254,050)		(815,153)		(16,380)	(9,518)

Capital Share Transactions:
Issued	6,130,860		6,325,166		—	8,035,273
Redeemed	(3,755,694)		(11,399,910)		—	(3,278,226)
Increase (Decrease) in Net Assets from Capital Share Transactions	2,375,166		(5,074,744)		—	4,757,047

Total Increase (Decrease) in Net Assets	3,083,142		(7,634,353)		(56,648)	4,537,144

Net Assets:
Beginning of Period	24,152,144		31,786,497		4,537,144	—
End of Period (Includes Undistributed (Distributions in Excess of) Net Investment Income of $81,998, $—, $(28) and $1,034, respectively)	$27,235,286		$24,152,144		$4,480,496	$4,537,144

Share Transactions:
Issued	250,000		250,000		—	350,004
Redeemed	(150,000)		(500,000)		—	(150,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	100,000		(250,000)		—	200,004

(1)	Inception date September 8, 2015.
(2)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Sovereign High Yield Bond ETF		Cambria Emerging Shareholder Yield ETF
	Period Ended October 31, 2016 (Unaudited)	Period Ended April 30, 2016(1)	Period Ended October 31, 2016(2) (Unaudited)
Operations:
Net Investment Income	$100,961	$21,691	$32,794
Net Realized Gain (Loss) on Investments	4,720	—	(30,478)
Net Realized Gain (Loss) on Foreign Currency Transactions	2,190	2,417	(10,616)
Net Change in Unrealized Appreciation on Investments	8,438	201,830	171,335
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency	(1,349)	1,053	(115)
Net Increase in Net Assets Resulting from Operations	114,960	226,991	162,920

Distributions to Shareholders:
Investment Income	(99,681)	—	—
Total Distributions to Shareholders	(99,681)	—	—

Capital Share Transactions:
Issued	4,050,236	3,822,496	6,455,063
Increase in Net Assets from Capital Share Transactions	4,050,236	3,822,496	6,455,063

Total Increase in Net Assets	4,065,515	4,049,487	6,617,983

Net Assets:
Beginning of Period	4,049,487	—	—
End of Period (Includes Distributions in Excess of Net Investment Income of $25,388, $24,108 and $32,794, respectively)	$8,115,002	$4,049,487	$6,617,983

Share Transactions:
Issued	150,000	150,000	250,004
Net Increase in Shares Outstanding from Share Transactions	150,000	150,000	250,004

(1)	Inception date February 22, 2016.
(2)	Inception date July 14, 2016.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income		Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(2)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover(1)(3)
Cambria Shareholder Yield ETF
10/31/2016**	$28.62	$0.27	$0.85	$1.12	$(0.19)		$—	$(0.19)	$29.55	3.94%	$118,193	0.59	%(4)	1.82	%(4)	28%
2016	$31.54	$0.64	$(1.45)	$(0.81)	$(0.72	)(5)	$(1.39)	$(2.11)	$28.62	(2.59)%	$137,397	0.59%		2.10%		43%
2015	$29.95	$0.65	$2.29	$2.94	$(0.55)		$(0.80)	$(1.35)	$31.54	9.92%	$227,096	0.59%		2.09%		41%
2014(6)	$25.00	$0.45	$4.98	$5.43	$(0.36)		$(0.12)	$(0.48)	$29.95	21.81%	$205,156	0.59	%(4)	1.67	%(4)	89%
Cambria Foreign Shareholder Yield ETF
10/31/2016**	$21.20	$0.42	$(0.14)	$0.28	$(0.57)		$—	$(0.57)	$20.91	1.62%	$25,094	0.59	%(4)	4.01	%(4)	24%
2016	$23.80	$0.81	$(2.61)	$(1.80)	$(0.80	)(7)	$—	$(0.80)	$21.20	(7.67)%	$26,495	0.59%		3.83%		53%
2015	$26.63	$0.93	$(2.70)	$(1.77)	$(0.77)		$(0.29)	$(1.06)	$23.80	(6.67)%	$60,694	0.59%		3.76%		48%
2014(8)	$25.00	$0.41	$1.33	$1.74	$(0.11)		$—	$(0.11)	$26.63	6.96%	$66,572	0.59	%(4)	3.91	%(4)	15%
Cambria Global Value ETF
10/31/2016**	$19.29	$0.35	$0.84	$1.19	$(0.43)		$—	$(0.43)	$20.05	6.50%	$83,223	0.68	%(4)	3.68	%(4)	—%
2016	$21.78	$0.45	$(2.57)	$(2.12)	$(0.37)		$—	$(0.37)	$19.29	(9.76)%	$69,436	0.69%		2.36%		15%
2015	$25.73	$0.68	$(4.10)	$(3.42)	$(0.52)		$(0.01)	$(0.53)	$21.78	(13.29)%	$80,580	0.69%		3.10%		25%
2014(9)	$25.00	$0.14	$0.59	$0.73	$—		$—	$—	$25.73	2.92%	$23,160	0.69	%(4)	4.11	%(4)	—%
Cambria Global Momentum ETF
10/31/2016**	$22.78	$0.27	$0.20	$0.47	$(0.21)		$—	$(0.21)	$23.04	2.05%	$24,190	0.59	%(4)	2.31	%(4)	104%
2016	$25.35	$0.34	$(2.51)	$(2.17)	$(0.40	)(10)	$—	$(0.40)	$22.78	(8.61)%	$21,639	0.59%		1.43%		316%
2015(11)	$25.00	$0.30	$0.39	$0.69	$(0.34)		$—	$(0.34)	$25.35	2.76%	$40,562	0.59	%(4)	2.40	%(4)	16%

*	Per share data calculated using average shares method.
**	For the six-month period ended October 31, 2016 (unaudited).
(1)

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)	Expense ratios do not include expenses of the underlying funds.
(3)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(4)	Annualized.
(5)	Includes a return of capital of $0.03 per share.
(6)	Inception date May 13, 2013.
(7)	Includes a return of capital of $0.12 per share.
(8)	Inception date December 2, 2013.
(9)	Inception date March 11, 2014.
(10)	Includes a return of capital of $0.02 per share.
(11)	Inception date November 3, 2014.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(2)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover(1)(3)
Cambria Global Asset Allocation ETF
10/31/2016**	$24.15	$0.30	$0.53	$0.83	$(0.22)	$—	$(0.22)	$24.76	3.46%	$27,235	—	%(4)	2.42	%(4)	24%
2016	$25.43	$0.58	$(1.26)	$(0.68)	$(0.60)	$—	$(0.60)	$24.15	(2.58)%	$24,152	—%		2.44%		8%
2015(5)	$25.00	$0.18	$0.46	$0.64	$(0.21)	$—	$(0.21)	$25.43	2.58%	$31,786	—	%(4)	1.81	%(4)	4%
Cambria Value and Momentum ETF
10/31/2016**	$22.69	$0.08	$(0.29)	$(0.21)	$(0.08)	$—	$(0.08)	$22.40	(0.92)%	$4,480	0.65	%(4)(6)	0.67	%(4)	29%
2016(7)	$25.00	$0.08	$(2.32)	$(2.24)	$(0.07)	$—	$(0.07)	$22.69	(8.96)%	$4,537	0.66	%(4)(6)	0.55	%(4)	48%
Cambria Sovereign High Yield Bond ETF
10/31/2016**	$26.99	$0.52	$0.04	$0.56	$(0.50)	$—	$(0.50)	$27.05	2.06%	$8,115	0.59	%(4)	3.81	%(4)	3%
2016(8)	$25.00	$0.19	$1.80	$1.99	$—	$—	$—	$26.99	7.96%	$4,049	0.59	%(4)	3.82	%(4)	—%
Cambria Emerging Shareholder Yield ETF
10/31/2016 (9)	$25.00	$0.16	$1.31	$1.47	$—	$—	$—	$26.47	5.88%	$6,618	0.69	%(4)	2.10	%(4)	17%

*	Per share data calculated using average shares method.
**	For the six-month period ended October 31, 2016 (unaudited).
(1)

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)	Expense ratios do not include expenses of the underlying funds.
(3)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(4)	Annualized.
(5)	Inception date December 9, 2014.
(6)	Includes broker expense of 0.07%.
(7)	Inception date September 8, 2015.
(8)	Inception date February 22, 2016.
(9)	Inception date July 14, 2016.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Notes to the Financial Statements

October 31, 2016 (Unaudited)

1. ORGANIZATION

Cambria ETF Trust (the “Trust”), a Delaware statutory trust, was formed on September 9, 2011 as a diversified, open-end registered management investment company under the Investment Company Act of 1940, as amended. The Trust is comprised of nine Exchange Traded Funds (ETFs): Cambria Global Income and Currency Strategies ETF, Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Emerging Shareholder Yield ETF, Cambria Sovereign High Yield Bond ETF, Cambria Global Value ETF, Cambria Global Momentum ETF, Cambria Value and Momentum ETF, and Cambria Global Asset Allocation ETF. These financial statements relate only to Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Global Momentum ETF, Cambria Global Asset Allocation ETF, Cambria Value and Momentum ETF, Cambria Sovereign High Yield Bond ETF, and Cambria Emerging Shareholder Yield ETF (each a “Fund” and collectively, the “Funds”). Cambria Global Income and Currency Strategies ETF has not yet commenced operations. Cambria Investment Management, L.P. (the “Investment Adviser”) serves as the investment adviser to the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified.

The investment objective of the Cambria Shareholder Yield ETF is to seek income and capital appreciation with an emphasis on income from investments in the U.S. equity market. The Fund commenced operations on May 13, 2013.

The investment objective of the Cambria Foreign Shareholder Yield ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Foreign Shareholder Yield Index. The Fund commenced operations on December 2, 2013.

The investment objective of the Cambria Global Value ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Global Value Index. The Fund commenced operations on March 11, 2014.

The investment objective of the Cambria Global Momentum ETF is to seek to preserve and grow capital from investments in the U.S. and foreign equity, fixed income, commodity and currency markets, independent of market direction. The Fund commenced operations on November 3, 2014.

The investment objective of the Cambria Global Asset Allocation ETF is to seek to track performance (before fees and expenses) of the Cambria Global Asset Allocation Index. The Fund commenced operations on December 9, 2014.

The investment objective of the Cambria Value and Momentum ETF is to seek income and capital appreciation with an emphasis on income from investments in the U.S. equity market. The Fund commenced operations on September 8, 2015.

The investment objective of the Cambria Sovereign High Yield Bond ETF is to seek income and capital appreciation from investments in securities and instruments that provide exposure to sovereign and quasi-sovereign bonds. The Fund commenced operations on February 22, 2016.

The investment objective of the Cambria Emerging Shareholder Yield ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Emerging Shareholder Yield Index. The Fund commenced operations on July 14, 2016.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

The Funds are in investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Cambria Investment Management

Notes to the Financial Statements

October 31, 2016 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S.GAAP”).Therefore, the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S.GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid.

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Cambria Investment Management

Notes to the Financial Statements

October 31, 2016 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

For the period ended October 31, 2016, there have been no significant changes to the Funds’ fair valuation methodologies.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations.

Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. These gains and losses are included in net realized and unrealized gains and losses on foreign currency transactions on the Statements of Operations.

Futures Contracts — To the extent consistent with its investment objective and strategies, Cambria Value and Momentum ETF utilized futures contracts during the period ended October 31, 2016. The Fund’s investment in futures contracts are designed to enable the Fund to more closely approximate the performance of their benchmark indices. Cambria Value and Momentum ETF chose to invest in futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, Cambria Value and Momentum ETF records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. A margin deposit was made upon entering into futures contracts and is included in Cash at Broker on the Statements of Assets and Liabilities.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that Cambria Value and Momentum ETF could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Fund’s policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities, as Cambria Value and Momentum ETF does not have a master netting agreement with the counterparty to the futures contracts. Refer to the Cambria Value and Momentum ETF Schedule of Investments for details regarding open future contracts as of October 31, 2016. The fair value of equity futures contracts held in the Fund can be found on the Statements of Assets and Liabilities under the captions Variation Margin Receivable. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) of futures contracts are reported in the Cambria Value and Momentum ETF Schedule of Investments. Realized gains or losses on equity rate futures contracts related to the Fund is recognized on the Statement of Operations as part of Net Realized Gain (Loss) on Futures Contracts and any change in unrealized appreciation or depreciation is recognized on the Statements of Operations as Net Change in Unrealized Gain (Loss) on Futures Contracts.

Cambria Investment Management

Notes to the Financial Statements

October 31, 2016 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes — The Funds selected a tax year end of April 30, 2016, other than the Cambria Sovereign High Yield Bond ETF, which has selected a tax year end of May 31, 2016. The Funds intend to qualify as “regulated investment companies” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to U.S. federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to their shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period.

The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended October 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Organizational Expenses — All organizational and offering expenses of the Trust were borne by the Investment Adviser and are not subject to future recoupment. As a result, organizational and offering expenses are not reflected in the statement of assets and liabilities.

Expenses — Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Dividend income received from the underlying funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the underlying funds are recognized on ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions to Shareholders — The Funds generally pay out dividends from their net investment income, if any, quarterly, and distributes their net capital gains, if any, to shareholders at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares on a continuous basis at NAV in groups of 50,000 shares called ‘‘Creation Units.’’ Purchasers of Creation Units (“Authorized Participants”) must pay a creation transaction fee per transaction. The fee is typically a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a Redemption Fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

Cambria Investment Management

Notes to the Financial Statements

October 31, 2016 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Distributor has entered into Participant Agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Fund and/or serve as counterparty to derivative transactions with the Fund.

Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown for the period ended October 31, 2016:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee	Variable Charge
Cambria Shareholder Yield ETF	50,000	$700	$1,477,500	$700	None
Cambria Foreign Shareholder Yield ETF	50,000	2,000	1,045,500	2,000	Up to 2.0%
Cambria Global Value ETF	50,000	3,500	1,002,500	3,500	Up to 2.0%
Cambria Global Momentum ETF	50,000	500	1,152,000	500	Up to 2.0%
Cambria Global Asset Allocation ETF	50,000	500	1,238,000	500	None
Cambria Value and Momentum ETF	50,000	700	1,120,000	700	None
Cambria Sovereign High Yield Bond ETF	50,000	550	1,352,500	550	Up to 2.0%
Cambria Emerging Shareholder Yield ETF	50,000	3,500	1,323,500	3,500	Up to 2.0%

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Information concerning illiquid securities is as follows:

Cambria Global Value ETF

Security	Shares	Dates Acquired	Cost Basis
Banco Espirito Santo	318,087	3/11/14	$449,606
BANIF - Banco Internacional do Funchal	60,980,850	3/11/14	747,095

Cambria Investment Management

Notes to the Financial Statements

October 31, 2016 (Unaudited) (Continued)

3. OFFSETTING ASSETS AND LIABILITIES

The Funds are required to disclose the impact of offsetting assets and liabilities represented in the statement of assets and liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Funds to another party are determinable, the Funds has the right to set off the amounts owed with the amounts owed by the other party, the Funds intends to set off, and the Funds right of setoff is enforceable at law.

As of October 31, 2016, the Funds financial instruments and derivative instruments are not subject to a master netting arrangement.

4. RELATED PARTIES

Investment Advisory Agreement — The Investment Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with the Funds’ objectives, policies, and restrictions. The Investment Adviser reviews, supervises, and administers the Funds’ investment program. The Investment Adviser has entered into an investment advisory agreement (“Management Agreement”) with respect to the Funds. Pursuant to that Management Agreement, the Funds pay the Investment Adviser an annual advisory fee based on its average daily nets assets for the services and facilities it provides payable at an annual rate of 0.59%, excluding the Cambria Global Asset Allocation ETF which is not charged advisory fee.

With the respect to the Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Momentum ETF, Cambria Global Asset Allocation ETF, Cambria Value and Momentum ETF, Cambria Sovereign High Yield Bond ETF, and Cambria Emerging Shareholder Yield ETF the Investment Adviser bears all of the costs of the Funds except for the advisory fee, payments under the Funds’ 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. With respect to the Cambria Global Value ETF, the Investment Adviser bears all of the costs of the Fund except for the advisory fee, payments under the Fund’s 12b-1 plan, brokerage expenses, custodial expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. The Cambria Global Value ETF may pay up to 0.10% in custody fees. The Management Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, by the Board of Trustees or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on 60 days’ written notice to the Investment Adviser, and by the Investment Adviser on 60 days’ written notice to the Trust and that it shall be automatically terminated if it is assigned.

Administrator, Custodian and Transfer Agent — SEI Investments Global Fund Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian Agreement and a Transfer Agency Services Agreement.

Distribution Agreement — SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments and an affiliate of the Administrator (the “Distributor”), serves as the Funds’ distributor of Creation Units pursuant to a distribution agreement. The Distributor does not maintain any secondary market in Fund shares.

Cambria Investment Management

Notes to the Financial Statements

October 31, 2016 (Unaudited) (Continued)

4. RELATED PARTIES (continued)

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”). In accordance with its Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. However, no such fee is currently paid by the Funds, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

5. INVESTMENT TRANSACTIONS

For the period ended October 31, 2016, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Cambria Shareholder Yield ETF	$35,490,772	$35,916,315
Cambria Foreign Shareholder Yield ETF	6,201,686	4,836,486
Cambria Global Value ETF	2,600,403	66,586
Cambria Global Momentum ETF	22,815,279	20,789,171
Cambria Global Asset Allocation ETF	2,570,800	2,637,943
Cambria Value and Momentum ETF	1,177,898	1,298,143
Cambria Sovereign High Yield Bond ETF	2,625,700	152,929
Cambria Emerging Shareholder Yield ETF(1)	5,114,714	900,539

(1)	The Fund commenced operations on July 14, 2016.

For the period ended October 31, 2016 the purchases and sales of U.S. Government securities were:

	Purchases	Sales and Maturities
Cambria Sovereign High Yield Bond ETF	$368,968	$152,929

For the period ended October 31, 2016, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Net Realized Gain (Loss)
Cambria Shareholder Yield ETF	$—	$22,846,832	$2,225,946
Cambria Foreign Shareholder Yield ETF	—	1,014,268	(115,540)
Cambria Global Value ETF	9,185,039	—	—
Cambria Global Momentum ETF	3,307,966	1,146,097	54,612
Cambria Global Asset Allocation ETF	6,095,059	3,735,247	156,745
Cambria Emerging Shareholder Yield ETF(1)	1,983,745	—	—

(1)	The Fund commenced operations on July 14, 2016.

Cambria Investment Management

Notes to the Financial Statements

October 31, 2016 (Unaudited) (Continued)

5. INVESTMENT TRANSACTIONS (continued)

The following is a summary of investment transactions in affiliates for the period ended October 31, 2016:

Cambria Global Momentum ETF

Value of Shares Held as of 04/30/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Long Term Capital Gain Distributions	Value of Shares Held as of 10/31/16	Dividend Income
Cambria Emerging Shareholder Yield ETF(1)
$—	$1,562,437	$—	$(11,416)	$—	$—	$1,551,021	$4,338
Cambria Global Value ETF
$—	$2,314,517	$(1,209,747)	$17,742	$(12,258)	$—	$1,110,254	$—
Cambria Shareholder Yield ETF
$—	$1,216,360	$(1,171,007)	$—	$(45,353)	$—	$—	$—
Cambria Sovereign High Yield Bond ETF
$1,185,431	$191,038	$(62,663)	$25,566	$5,011	$—	$1,344,383	$21,706

Cambria Global Asset Allocation ETF

Value of Shares Held as of 04/30/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Long Term Capital Gain Distributions	Value of Shares Held as of 10/31/16	Dividend Income
Cambria Emerging Shareholder Yield ETF(1)
$—	$2,928,233	$(359,873)	$81,296	$9,344	$—	$2,659,000	$—
Cambria Foreign Shareholder Yield ETF
$446,609	$110,224	$(66,852)	$(1,815)	$1,049	$—	$489,215	$13,493
Cambria Global Value ETF
$909,385	$222,830	$(138,437)	$39,797	$7,107	$—	$1,040,682	$22,683
Cambria Shareholder Yield ETF
$673,580	$171,405	$(105,490)	$22,253	$4,070	$—	$765,818	$4,951
Cambria Sovereign High Yield Bond ETF
$902,887	$225,554	$(139,885)	$20,220	$10,278	$—	$1,019,054	$18,620

(1)	The Fund commenced operations on July 14, 2016.

6. PRINCIPAL RISKS

As with all exchange traded funds (‘‘ETFs’’), shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (‘‘NAV’’), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading ‘‘Principal Risks’’.

Cambria Investment Management

Notes to the Financial Statements

October 31, 2016 (Unaudited) (Continued)

6. PRINCIPAL RISKS (continued)

Dividend Paying Security Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of companies owned by the Funds and the capital resources available for these companies’ dividend payments may adversely affect the Funds.

Equity Investing Risk — An investment in the Funds involves risks similar to those of investing in any Fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally

Management Risk — The Cambria Shareholder Yield ETF, Cambria Global Momentum ETF, Cambria Value and Momentum ETF, and Cambria Sovereign High Yield Bond ETF (the “Active Funds”) are actively managed using proprietary investment strategies and processes. The Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Global Asset Allocation ETF and Cambria Emerging Shareholder Yield ETF (the “Index Funds”) are passively-managed, meaning that they are designed to track the performance of an underlying index. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Foreign Investment Risk — Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities by each Fund are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Exchange-Traded Funds and Exchange-Traded Products and Investment Companies Risk — The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF, ETP or investment company invests. In addition, with such investments, the Funds bear its proportionate share of the fees and expenses of the underlying entity. As a result, the Funds’ operating expenses may be higher and performance may be lower.

Non-Correlation Risk — The returns of the Index Funds may not match the return of their Underlying Indexes for a number of reasons. For example, each Index Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Index Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Index Fund and its Underlying Index may vary due to asset valuation differences and differences between each Index Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk — Unlike many investment companies, the Index Funds do not utilize an investing strategy that seeks returns in excess of each Fund’s respective Underlying Index. Therefore, an Index Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Cash — Cash equivalents may consist of cash balances and time deposits maintained or held at Brown Brothers Harriman. Such amounts may be in excess of Federal Deposit Insurance Corporation limitations.

Cambria Investment Management

Notes to the Financial Statements

October 31, 2016 (Unaudited) (Continued)

6. PRINCIPAL RISKS (continued)

Futures Contracts Risk — Risks associated with the use of futures contracts include the following: (i) an imperfect correlation between movements in prices of index futures contracts and movements in the value of the stock index that the instrument is designed to simulate; and (ii) the possibility of an illiquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date. Investments in futures may expose the Fund to leverage.

Fixed Income Risk — A decline in an issuer’s credit rating may cause a decrease in the value of its fixed income securities and an increase in their investment risk and volatility. During periods of falling interest rates, an issuer of a callable bond held by the Funds may “call” (or repay) the security before its stated maturity, and the Funds may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Funds’ income. The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase.

High Yield Securities Risk — High yield securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations in the Funds. High yield securities are subject to a greater risk of default and investments in them are inherently speculative. The secondary markets in which high yield securities are traded may be less liquid and more volatile than the market for higher grade securities.

Sovereign Debt Securities Risk — Investments in sovereign and quasi-sovereign debt obligations involve special risks not present in corporate debt obligations. The issuer of the sovereign debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Sovereign High Yield Bond ETF may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Sovereign High Yield Bond ETF’s net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

7. GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Investment Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8. INCOME TAXES

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Cambria Investment Management

Notes to the Financial Statements

October 31, 2016 (Unaudited) (Continued)

8. INCOME TAXES (continued)

For tax purposes, short-term realized gains are considered ordinary income. The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Cambria Shareholder Yield ETF
2016	$3,914,264	$7,476,072	$176,238	$11,566,574
2015	9,022,877	334,934	—	9,357,811
Cambria Foreign Shareholder Yield ETF
2016	$1,478,338	$—	$201,561	$1,679,899
2015	3,083,338	—	—	3,083,338
Cambria Global Value ETF
2016	$1,427,287	$—	$—	$1,427,287
2015	1,369,088	—	—	1,369,088
Cambria Global Momentum ETF
2016	$449,733	$—	$24,940	$474,673
2015	364,624	—	—	364,624
Cambria Global Asset Allocation ETF
2016	$794,101	$21,052	$—	$815,153
2015	102,815	—	—	102,815
Cambria Value and Momentum ETF
2016	$9,518	$—	$—	$9,518
Cambria Sovereign High Yield Bond ETF
2016	$—	$—	$—	$—

As of April 30, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Cambria Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Value ETF	Cambria Global Momentum ETF
Undistributed Ordinary Income	$—	$—	$336,406	$—
Capital Loss Carryforwards	—	(1,744,630)	(700,810)	(2,855,489)
Post October Losses	(4,192,317)	(2,374,132)	(1,756,024)	(742,120)
Late Year Loss Deferral	(198)	—	—	(15,161)
Unrealized Appreciation (Depreciation)	7,691,169	(3,089,600)	(16,422,824)	296,974
Other Temporary Differences	—	—	9,723	—
Total Distributable Earnings (Accumulated Losses)	$3,498,654	$(7,208,362)	$(18,533,529)	$(3,315,796)

Cambria Investment Management

Notes to the Financial Statements

October 31, 2016 (Unaudited) (Continued)

8. INCOME TAXES (continued)

	Cambria Global Asset Allocation ETF	Cambria Value and Momentum ETF	Cambria Sovereign High Yield Bond ETF
Undistributed Ordinary Income	$—	$1,034	$24,108
Undistributed Long-Term Capital Gain	10,798	—	—
Capital Loss Carryforwards	—	(144,958)	—
Post October Losses	(297,981)	(284,407)	—
Unrealized Appreciation (Depreciation)	(843,661)	184,268	202,883
Total Distributable Earnings (Accumulated Losses)	$(1,130,844)	$(244,063)	$226,991

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of April 30, 2016, the Funds have the following capital loss carryforwards and offset capital gains for an unlimited period:

	Non-Expiring Short-Term Loss	Non-Expiring Long-Term Loss	Total
Cambria Foreign Shareholder Yield ETF	$—	$1,744,630	$1,744,630
Cambria Global Value ETF	310,769	390,041	700,810
Cambria Global Momentum ETF	2,854,527	962	2,855,489
Cambria Value and Momentum ETF	59,303	85,655	144,958

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2015 through April 30, 2016, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2016, were as follows:

Cambria Investment Management	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cambria Shareholder Yield ETF	$107,157,366	$14,172,935	$(6,299,035)	$7,873,900
Cambria Foreign Shareholder Yield ETF	26,838,781	2,059,098	(4,280,244)	(2,221,146)
Cambria Global Value ETF	95,052,720	6,865,127	(19,457,905)	(12,592,778)
Cambria Global Momentum ETF	22,687,097	509,749	(75,622)	434,127
Cambria Global Asset Allocation ETF	27,167,888	407,202	(461,755)	(54,553)
Cambria Value and Momentum ETF	3,730,373	440,088	(157,021)	283,067
Cambria Sovereign High Yield Bond ETF	6,485,887	243,108	(32,840)	210,268
Cambria Emerging Shareholder Yield ETF	6,167,443	360,936	(189,601)	171,335

Cambria Investment Management

Notes to the Financial Statements

October 31, 2016 (Unaudited) (Concluded)

9. REGULATORY MATTERS

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Cambria Investment Management

Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2016 to October 31, 2016).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Cambria Investment Management

Disclosure of Fund Expenses

(Unaudited) (Concluded)

	Beginning Account Value 5/1/16	Ending Account Value 10/31/16	Annualized Expense Ratios	Expenses Paid During Period(1)
Cambria Shareholder Yield ETF
Actual Fund Return	$1,000.00	$1,039.40	0.59%	$3.03
Hypothetical 5% Return	$1,000.00	$1,022.23	0.59%	$3.01
Cambria Foreign Shareholder Yield ETF
Actual Fund Return	$1,000.00	$1,016.20	0.59%	$3.00
Hypothetical 5% Return	$1,000.00	$1,022.23	0.59%	$3.01
Cambria Global Value ETF
Actual Fund Return	$1,000.00	$1,065.00	0.68%	$3.54
Hypothetical 5% Return	$1,000.00	$1,021.78	0.68%	$3.47
Cambria Global Momentum ETF
Actual Fund Return	$1,000.00	$1,020.50	0.59%	$3.00
Hypothetical 5% Return	$1,000.00	$1,022.23	0.59%	$3.01
Cambria Global Asset Allocation ETF
Actual Fund Return	$1,000.00	$1,034.60	—%	$—
Hypothetical 5% Return	$1,000.00	$1,025.21	—%	$—
Cambria Value and Momentum ETF
Actual Fund Return	$1,000.00	$990.80	0.65%	$3.26
Hypothetical 5% Return	$1,000.00	$1,021.93	0.65%	$3.31
Cambria Sovereign High Yield Bond ETF
Actual Fund Return	$1,000.00	$1,020.60	0.59%	$3.00
Hypothetical 5% Return	$1,000.00	$1,022.23	0.59%	$3.01
Cambria Emerging Shareholder Yield ETF
Actual Fund Return	$1,000.00	$1,058.80	0.69%	$2.12	(2)
Hypothetical 5% Return	$1,000.00	$1,012.87	0.69%	$2.07

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period).

(2)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 109/365 (to reflect the actual time the Fund was operations from 07/14/16-10/31/2016).

Cambria Investment Management

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The NAV of a Fund may also be impacted by the accrual of deferred taxes. The Market Price of a Fund generally fluctuates in response to changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of a NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

	Market Price One Year Total Return	Market Price Cumulative Inception Date Total Return	Market Price, End of Period
Cambria Shareholder Yield ETF	3.94%	—	$29.54
Cambria Foreign Shareholder Yield ETF	2.40	—	20.81
Cambria Global Value ETF	6.34	—	20.13
Cambria Global Momentum ETF	2.45	—	23.13
Cambria Global Asset Allocation ETF	3.75	—	24.83
Cambria Value and Momentum ETF	(0.79)	—	22.43
Cambria Sovereign High Yield Bond ETF	4.80	—	27.97
Cambria Emerging Shareholder Yield ETF	—	6.00%	26.50

Cambria Shareholder Yield ETF

Premium/Discount Analysis

Inception Date 5/13/13

Analysis Period 5/13/13-10/31/16

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	—	—
	-4.50%	—	—
	-4.00%	—	—
	-3.50%	—	—
Fund Sold at Discount	-3.00%	—	—
	-2.50%	—	—
	-2.00%	—	—
	-1.50%	—	—
	-1.00%	—	—
	-0.50%	55	84.62%
Sold at Par	0.00%	—	—
	0.50%	10	15.38%
	1.00%	—	—
	1.50%	—	—
	2.00%	—	—
Fund Sold at Premium	2.50%	—	—
	3.00%	—	—
	3.50%	—	—
	4.00%	—	—
	4.50%	—	—
	5.00%	—	—

Cambria Investment Management

Supplemental Information

(Unaudited) (Continued)

Cambria Foreign Shareholder Yield ETF

Premium/Discount Analysis

Inception Date 12/2/13

Analysis Period 12/2/13-10/31/16

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	—	—
	-4.50%	—	—
	-4.00%	—	—
	-3.50%	—	—
Fund Sold at Discount	-3.00%	—	—
	-2.50%	—	—
	-2.00%	—	—
	-1.50%	2	3.08%
	-1.00%	16	24.62%
	-0.50%	42	64.62%
Sold at Par	0.00%	—	—
	0.50%	5	7.69%
	1.00%	—	—
	1.50%	—	—
	2.00%	—	—
Fund Sold at Premium	2.50%	—	—
	3.00%	—	—
	3.50%	—	—
	4.00%	—	—
	4.50%	—	—
	5.00%	—	—

Cambria Global Value ETF

Premium/Discount Analysis

Inception Date 3/11/14

Analysis Period 3/11/14-10/31/16

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	—	—
	-4.50%	—	—
	-4.00%	—	—
	-3.50%	—	—
Fund Sold at Discount	-3.00%	—	—
	-2.50%	—	—
	-2.00%	—	—
	-1.50%	1	1.54%
	-1.00%	2	3.08%
	-0.50%	23	35.38%
Sold at Par	0.00%	—	—
	0.50%	32	49.23%
	1.00%	7	10.77%
	1.50%	—	—
	2.00%	—	—
Fund Sold at Premium	2.50%	—	—
	3.00%	—	—
	3.50%	—	—
	4.00%	—	—
	4.50%	—	—
	5.00%	—	—

Cambria Investment Management

Supplemental Information

(Unaudited) (Continued)

Cambria Global Momentum ETF

Premium/Discount Analysis

Inception Date 11/3/14

Analysis Period 11/3/14-10/31/16

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	—	—
	-4.50%	—	—
	-4.00%	—	—
	-3.50%	—	—
Fund Sold at Discount	-3.00%	—	—
	-2.50%	—	—
	-2.00%	—	—
	-1.50%	—	—
	-1.00%	—	—
	-0.50%	15	23.08%
Sold at Par	0.00%	—	—
	0.50%	46	70.77%
	1.00%	4	6.15%
	1.50%	—	—
	2.00%	—	—
Fund Sold at Premium	2.50%	—	—
	3.00%	—	—
	3.50%	—	—
	4.00%	—	—
	4.50%	—	—
	5.00%	—	—

Cambria Global Asset Allocation ETF

Premium/Discount Analysis

Inception Date 12/9/14

Analysis Period 12/9/14-10/31/16

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	—	—
	-4.50%	—	—
	-4.00%	—	—
	-3.50%	—	—
Fund Sold at Discount	-3.00%	—	—
	-2.50%	—	—
	-2.00%	—	—
	-1.50%	—	—
	-1.00%	—	—
	-0.50%	13	20.00%
Sold at Par	0.00%	—	—
	0.50%	48	73.85%
	1.00%	4	6.15
	1.50%	—	—
	2.00%	—	—
Fund Sold at Premium	2.50%	—	—
	3.00%	—	—
	3.50%	—	—
	4.00%	—	—
	4.50%	—	—
	5.00%	—	—

Cambria Investment Management

Supplemental Information

(Unaudited) (Continued)

Cambria Value and Momentum ETF

Premium/Discount Analysis

Inception Date 9/8/15

Analysis Period 9/8/15-10/31/16

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	—	—
	-4.50%	—	—
	-4.00%	—	—
	-3.50%	—	—
Fund Sold at Discount	-3.00%	—	—
	-2.50%	—	—
	-2.00%	—	—
	-1.50%	—	—
	-1.00%	1	1.54%
	-0.50%	35	53.85%
Sold at Par	0.00%	—	—
	0.50%	29	44.62%
	1.00%	—	—
	1.50%	—	—
	2.00%	—	—
Fund Sold at Premium	2.50%	—	—
	3.00%	—	—
	3.50%	—	—
	4.00%	—	—
	4.50%	—	—
	5.00%	—	—

Cambria Sovereign High Yield Bond ETF

Premium/Discount Analysis

Inception Date 2/22/16

Analysis Period 2/22/16-10/31/16

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	—	—
	-4.50%	—	—
	-4.00%	—	—
	-3.50%	—	—
Fund Sold at Discount	-3.00%	—	—
	-2.50%	—	—
	-2.00%	—	—
	-1.50%	—	—
	-1.00%	—	—
	-0.50%	—	—
Sold at Par	0.00%	—	—
	0.50%	4	6.25%
	1.00%	24	36.92%
	1.50%	11	16.92%
	2.00%	5	7.69%
Fund Sold at Premium	2.50%	3	4.62%
	3.00%	10	15.38%
	3.50%	9	13.85%
	4.00%	2	3.08%
	4.50%	1	1.54%
	5.00%	—	—

Cambria Investment Management

Supplemental Information

(Unaudited) (Concluded)

Cambria Emerging Shareholder Yield ETF

Premium/Discount Analysis

Inception Date 7/13/16

Analysis Period 7/13/16-10/31/16

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	—	—
	-4.50%	—	—
	-4.00%	—	—
	-3.50%	—	—
Fund Sold at Discount	-3.00%	—	—
	-2.50%	—	—
	-2.00%	1	1.54
	-1.50%	—
	-1.00%	5	7.69
	-0.50%	12	18.46
Sold at Par	0.00%	—	—
	0.50%	22	33.85%
	1.00%	13	20.00%
	1.50%	10	15.38%
	2.00%	2	3.08%
Fund Sold at Premium	2.50%	—	—
	3.00%	—	—
	3.50%	—	—
	4.00%	—	—
	4.50%	—	—
	5.00%	—	—

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Investment Adviser:

Cambria Investment Management, L.P.

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, District of Columbia 20004 -2541

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

This information must be preceded or accompanied by a current prospectus.

CIM-SA-001-0400

Item 2.  Code of Ethics.

Not applicable for semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

 (a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

 (b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cambria ETF Trust

By (Signature and Title)	/s/ Eric Richardson
Eric Richardson, President

Date: January 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Richardson
Eric Richardson, President

Date: January 6, 2017

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Principal Financial Officer

Date: January 6, 2017